Condensed Consolidated Statements of Changes in Mezzanine Equity and Shareholders' Equity (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Net offering costs	$ 12,821	$ 239,302
Issuance of embedded derivative			$ 402,000
Redeemable noncontrolling interest issuance costs			$ 41,962
Common stock equity distribution costs	$ 583,713